AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Principal Amount	Value
Municipal Bonds - 94.3%
Alabama - 3.4%
County of Jefferson Sewer Revenue,
5.250%, 10/01/49	$1,600,000	$1,650,368
5.500%, 10/01/53	5,550,000	5,810,744

Total Alabama		7,461,112
California - 1.8%
California Municipal Finance Authority,
5.000%, 05/15/43	485,000	488,357
5.000%, 05/15/48	795,000	795,280

California Municipal Finance Authority, Series A 4.000%, 02/01/51	240,000	203,749
Los Angeles Department of Water & Power, Series A,
5.000%, 07/01/50	1,500,000	1,551,616
5.000%, 07/01/55	1,000,000	1,027,265

Total California		4,066,267
Colorado - 2.2%
Colorado Health Facilities Authority, Series A,
5.000%, 08/01/44	930,000	937,972
5.125%, 12/01/55	1,315,000	1,314,188
5.250%, 12/01/54	1,000,000	1,022,921

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	1,300,000	1,570,956

Total Colorado		4,846,037
Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority 4.000%, 07/01/42	285,000	261,851
Florida - 9.9%
Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	1,185,000	1,188,288
Capital Trust Authority, Series A,
5.000%, 06/01/54[1]	1,000,000	865,937
5.000%, 06/01/64[1]	1,765,000	1,483,048

County of Miami-Dade Florida Seaport Department, Series 1, (AG) 4.000%, 10/01/45	2,265,000	2,019,688
Escambia County Health Facilities Authority 4.000%, 08/15/50	1,055,000	886,214
Florida Development Finance Corp.,
4.000%, 02/01/52	485,000	400,189
5.000%, 02/01/52	325,000	308,562
5.250%, 08/01/55	1,750,000	1,785,962

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.750%, 07/01/54	1,730,000	1,730,842
Hillsborough County Industrial Development Authority 4.000%, 08/01/50	815,000	708,412
	Principal Amount	Value

Miami Beach Health Facilities Authority,
4.000%, 11/15/46	$2,370,000	$2,089,643
4.000%, 11/15/51	1,250,000	1,066,015

Orange County Health Facilities Authority, Series A 5.250%, 10/01/56	3,500,000	3,638,143
Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	2,000,000	1,913,400
Village Community Development District No 15,
4.550%, 05/01/44[1]	1,000,000	950,580
4.800%, 05/01/55[1]	1,000,000	947,933

Total Florida		21,982,856
Georgia - 1.4%
Fayette County Development Authority,
5.250%, 10/01/49	1,500,000	1,546,544
5.250%, 10/01/54	1,500,000	1,537,249

Total Georgia		3,083,793
Idaho - 0.9%
Idaho Health Facilities Authority, Series A 4.375%, 03/01/53	2,250,000	2,060,545
Illinois - 2.6%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	1,100,000	1,101,311
Metropolitan Pier & Exposition Authority,
4.000%, 12/15/42	325,000	298,270
4.000%, 06/15/52	485,000	407,224
5.000%, 06/15/50	815,000	803,156

State of Illinois, Series A 4.000%, 03/01/40	1,240,000	1,167,127
State of Illinois, Series B,
5.250%, 05/01/48	1,000,000	1,029,776
5.250%, 05/01/49	1,000,000	1,027,907

Total Illinois		5,834,771
Indiana - 2.4%
Indiana Finance Authority, Series A,
5.000%, 07/01/54	1,000,000	990,219
5.000%, 07/01/59	1,250,000	1,226,973
5.250%, 07/01/64	1,500,000	1,505,650
5.375%, 03/01/55	1,500,000	1,485,126

Total Indiana		5,207,968
Louisiana - 0.9%
Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	1,965,000	2,040,629
Massachusetts - 8.2%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	1,080,000	862,306
5.250%, 07/01/50	1,750,000	1,752,888
5.250%, 07/01/52	3,705,000	3,683,517
5.250%, 07/01/55	3,750,000	3,704,956
5.250%, 07/01/55	1,500,000	1,487,364

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Massachusetts - 8.2% (continued)

Massachusetts Development Finance Agency, Series 1,
4.500%, 07/01/54	$2,750,000	$2,540,861
5.250%, 07/01/50	1,000,000	1,009,778

Massachusetts Development Finance Agency, Series A 5.000%, 07/01/60[1]	1,000,000	924,461
Massachusetts Development Finance Agency, Series N 5.500%, 07/01/55	2,000,000	2,125,949

Total Massachusetts		18,092,080
Michigan - 1.9%
Michigan State Housing Development Authority, Series A,
4.950%, 12/01/50	1,000,000	1,017,154
5.000%, 12/01/55	1,270,000	1,301,219

Michigan State Housing Development Authority, Series C 5.050%, 06/01/51	1,800,000	1,802,542

Total Michigan		4,120,915
Minnesota - 0.6%
Duluth Economic Development Authority, Series A 5.000%, 02/15/48	410,000	412,479
Minnesota Agricultural & Economic Development Board, Series 2024 5.250%, 01/01/54	1,000,000	1,028,971

Total Minnesota		1,441,450
Missouri - 1.0%
Health & Educational Facilities Authority 4.000%, 06/01/53	2,500,000	2,185,392
Nebraska - 0.5%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	1,125,000	1,187,279
New Hampshire - 1.2%
New Hampshire Business Finance Authority, Series A 5.500%, 06/01/55	2,500,000	2,604,006
New Jersey - 1.9%
New Jersey Transportation Trust Fund Authority, Series BB 5.250%, 06/15/50	1,000,000	1,047,679
South Jersey Transportation Authority 4.625%, 11/01/47	2,070,000	2,061,227
Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	405,000	395,136
5.250%, 06/01/46	530,000	530,704

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	275,000	268,232

Total New Jersey		4,302,978
	Principal Amount	Value
New York - 10.9%
City of New York, Series E 5.000%, 08/01/54	$1,000,000	$1,033,508
Metropolitan Transportation Authority, Series 1,
4.750%, 11/15/45	3,625,000	3,604,264
5.000%, 11/15/50	1,000,000	1,008,175

Metropolitan Transportation Authority, Series A 5.250%, 11/15/55	1,000,000	1,045,019
New York State Dormitory Authority, Series A,
4.000%, 07/01/47	550,000	475,380
4.000%, 07/01/52	340,000	286,322
4.250%, 07/01/50	1,530,000	1,382,974

New York Transportation Development Corp.,
4.000%, 04/30/53	1,125,000	935,126
5.000%, 12/01/40	845,000	866,435
5.000%, 12/01/41	815,000	830,071
5.000%, 06/30/49	1,220,000	1,222,378
5.500%, 06/30/54	1,000,000	1,016,708
5.625%, 04/01/40	1,000,000	1,044,934
6.000%, 04/01/35	500,000	549,645
6.000%, 06/30/54	2,500,000	2,605,143
6.000%, 06/30/59	2,500,000	2,647,235

New York Transportation Development Corp., Series A 5.500%, 12/31/60	2,500,000	2,551,764
Suffolk Regional Off-Track Betting Corp. 6.000%, 12/01/53	1,000,000	1,010,128

Total New York		24,115,209
North Carolina - 1.7%
Nash Health Care Systems 5.250%, 02/01/55	1,000,000	1,026,083
North Carolina Turnpike Authority, Series A, (AG) 5.000%, 01/01/58	2,750,000	2,816,405

Total North Carolina		3,842,488
Ohio - 4.9%
Columbus Regional Airport Authority, Series A 5.500%, 01/01/55	3,000,000	3,142,437
County of Hamilton, Series A 5.500%, 08/01/51	1,000,000	1,008,880
Ohio Higher Educational Facility Commission,
5.250%, 05/01/49	2,500,000	2,539,597
5.250%, 05/01/54	3,000,000	3,030,778

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.550%, 09/01/49	1,080,000	1,074,124

Total Ohio		10,795,816
Pennsylvania - 8.3%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	815,000	815,574
Geisinger Authority 4.000%, 04/01/50	1,340,000	1,187,230

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Pennsylvania - 8.3% (continued)
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	$900,000	$907,109
Pennsylvania Economic Development Financing Authority,
5.000%, 12/31/57	4,075,000	4,103,323
5.250%, 06/30/53	2,185,000	2,194,832

Pennsylvania Higher Educational Facilities Authority, Series B2 5.000%, 11/01/54	4,780,000	4,824,952
Pennsylvania Housing Finance Agency, Series 146A 4.750%, 04/01/53	1,250,000	1,238,940
Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	2,435,000	2,153,257
Philadelphia Authority for Industrial Development 5.250%, 11/01/52	1,000,000	1,026,442

Total Pennsylvania		18,451,659
Rhode Island - 2.6%
Rhode Island Health and Educational Building Corp. 5.250%, 05/15/54	5,100,000	5,144,044
Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	530,000	530,010

Total Rhode Island		5,674,054
South Carolina - 3.5%
Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	1,600,000	1,186,233
South Carolina Jobs-Economic Development Authority 5.750%, 11/15/54	1,000,000	1,026,043
South Carolina Jobs-Economic Development Authority, Series A 5.500%, 11/01/54	1,750,000	1,845,817
South Carolina Public Service Authority, Series A,
5.000%, 12/01/55	1,335,000	1,360,999
5.500%, 12/01/54	1,175,000	1,249,187

South Carolina Public Service Authority, Series B 5.250%, 12/01/54	1,000,000	1,034,834

Total South Carolina		7,703,113
Tennessee - 3.4%
Chattanooga Health Educational & Housing Facility Board 5.250%, 12/01/54	2,000,000	2,062,842
City of Chattanooga Electric 2.000%, 09/01/40	1,400,000	998,799
Knox County Health Educational & Housing Facility Board, Series 1, (BAM) 5.125%, 07/01/59	1,000,000	1,016,504
	Principal Amount	Value

Knox County Health Educational & Housing Facility Board, Series A1, (BAM) 5.500%, 07/01/59	$1,000,000	$1,047,704
Shelby County Health & Educational Facilities Board, Series A1 5.250%, 06/01/56[1]	2,500,000	2,338,132

Total Tennessee		7,463,981
Texas - 7.3%
Central Texas Regional Mobility Authority, Series B 4.000%, 01/01/51	2,000,000	1,794,031
City of Corpus Christi Utility System Revenue, (AG) 5.000%, 07/15/55	2,000,000	2,077,131
City of Houston Airport System Revenue, Series B,
5.500%, 07/15/37	1,500,000	1,619,371
5.500%, 07/15/38	1,000,000	1,072,906
5.500%, 07/15/39	1,630,000	1,736,166

Lower Colorado River Authority 5.000%, 05/15/51	1,000,000	1,014,588
Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 06/30/58	4,050,000	3,976,850
5.500%, 12/31/58	650,000	669,774

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	1,180,000	1,123,872
Texas Water Development Board 4.750%, 10/15/55[2]	1,000,000	1,006,531

Total Texas		16,091,220
Virginia - 2.8%
Lynchburg Economic Development Authority 4.000%, 01/01/55	240,000	199,409
Virginia Small Business Financing Authority,
4.000%, 01/01/40	485,000	457,773
5.000%, 12/31/47	1,755,000	1,757,173
5.000%, 12/31/49	1,905,000	1,863,195
5.000%, 12/31/52	1,895,000	1,847,354

Total Virginia		6,124,904
Washington - 1.1%
Washington State Housing Finance Commission,
5.000%, 07/01/54	1,500,000	1,480,852
5.500%, 07/01/49	1,000,000	1,035,001

Total Washington		2,515,853
West Virginia - 1.0%
West Virginia Hospital Finance Authority, Series A 5.500%, 06/01/50	1,000,000	1,060,204
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	1,000,000	1,077,274

Total West Virginia		2,137,478

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Wisconsin - 5.9%
Public Finance Authority,
5.250%, 11/15/55	$1,100,000	$1,107,973
5.250%, 11/15/61	1,555,000	1,559,534
5.750%, 06/30/60	1,000,000	1,028,167
5.750%, 12/31/65	6,000,000	6,169,002
6.500%, 12/31/65	1,000,000	1,094,019

Public Finance Authority, Series A 5.000%, 06/01/41[1]	2,000,000	2,011,046

Total Wisconsin		12,969,741

Total Municipal Bonds (Cost $211,179,323)		208,665,445
Short-Term Investments - 5.4%
Repurchase Agreements - 5.4%
Fixed Income Clearing Corp., dated 09/30/25, due 10/01/25, 3.850% total to be received $11,948,278 (collateralized by a U.S. Treasury Note, 4.375%, 01/31/32, totaling $12,185,992)	11,947,000	11,947,000

Total Short-Term Investments (Cost $11,947,000)		11,947,000
Value

Total Investments - 99.7% (Cost $223,126,323)	$220,612,445
Other Assets, less Liabilities - 0.3%	611,495
Net Assets - 100.0%	$221,223,940

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $9,521,137 or 4.3% of net assets.
[2]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2025, amounted to $1,006,531, or 0.5% of net assets.

AG	Assured Guaranty
BAM	Build America Mutual Assurance Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	—	$208,665,445	—	$208,665,445
Short-Term Investments
Repurchase Agreements	—	11,947,000	—	11,947,000
Total Investments in Securities	—	$220,612,445	—	$220,612,445
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.